Intangible Assets (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jul. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Intangible asset acquired accounts payable.				$ 247,400
License fee	$ 50,000
Incurred for legal activities	197,400
Amortization expense		$ 3,092		$ 6,185
License use ful life		20 years		20 years
Amortization expense		$ 3,093
Licensing Agreements [Member]
Intangible Assets [Line Items]
License cost	247,400
License fee	$ 50,000
License use ful life	20 years	20 years
Columbia License Agreement [Member]
Intangible Assets [Line Items]
Intangible asset acquired accounts payable.	$ 247,400